INVENTORIES	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 11 - INVENTORIES

(in millions of Euros)	At June 30, 2022	At December 31, 2021
Finished goods	304	225
Work in progress	687	551
Raw materials	317	226
Stores and supplies	111	95
Inventories write down	(59)	(47)
Total inventories	1,360	1,050